Parts and Supplies Inventory	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Parts and Supplies Inventory
8
. Parts and Supplies Inventory
Parts and supplies inventory consists primarily of aircraft parts and materials and supplies. Parts and supplies inventory, net of reserve, consisted of the following:

(in thousands)	December 31, 2023	December 31, 2022
Aircraft parts	$4,824	$3,350
Materials and supplies	318	2,522

	$5,142	$5,872